Note 10 - Income Taxes: Summary of Cumulative Tax Effect (Tables)	12 Months Ended
Jul. 31, 2016
Tables/Schedules
Summary of Cumulative Tax Effect

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	July 31, 2016	July 31, 2015
Deferred tax asset attributable to:
Net operating loss carryover	$ 7,407,300	$ 4,758,300
Valuation allowance	(7,407,300)	(4,758,300)
Net deferred tax asset	$ 0	$ 0